Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurements at December 31, 2013
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2013	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Foreign currency forward contract	707	—	707	—
Interests rate swap contract	3,733	—	—	3,733
Total	4,440	—	707	3,733

Fair value measurements at December 31, 2014
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	4,195	—	4,195	—
Total	4,195	—	4,195	—

Schedule of activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2012	(9,813)

Liabilities
Interest rate swap
Balance at December 31, 2012	13,557
Total realized and unrealized losses:
Included in earnings	103
Included in other comprehensive income	—
Settlement	(9,927)
Balance at December 31, 2013	3,733
Total gain for 2013:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2013	(9,824)

Liabilities
Interest rate swap
Balance at December 31, 2013	3,733
Total realized and unrealized losses:
Included in earnings	81
Included in other comprehensive income	—
Settlement	(3,814)
Balance at December 31, 2014	—
Total gain for 2014:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2014	(3,733)